Other Borrowings - Summary of Federal Home Loan Bank Advances Classified as Short Term (Detail) - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015
Federal Home Loan Bank, Advances [Line Items]
FHLB advances fixed rate	$ 20,000	$ 27,500
0.42% Fixed Rate Advances Due 2016 [Member]
Federal Home Loan Bank, Advances [Line Items]
Federal Home Loan Bank Advances Maturity Year	2016
FHLB advances fixed interest rate	0.42%
FHLB advances fixed rate	$ 10,000
0.44% Fixed Rate Advances Due 2016 [Member]
Federal Home Loan Bank, Advances [Line Items]
Federal Home Loan Bank Advances Maturity Year	2016
FHLB advances fixed interest rate	0.44%
FHLB advances fixed rate	$ 10,000